Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument Rollforward
Repayment of long-term debt	$ (1,815)	$ (6,191)	$ (6,191)	$ (9,476)
Less current portion	(7,656)		(3,668)	(5,997)
Noncurrent financing obligations as of September 30, 2013	10,979		16,525
Notes payable
Debt Instrument Rollforward
Total notes payable (current and long -term portions) balance as of December 31, 2012	20,193
Interest accrued	257
Repayment of long-term debt	(1,815)
Total	18,635
Less current portion	(7,656)
Noncurrent financing obligations as of September 30, 2013	$ 10,979